Business Combinations - Acquisition of Crossline Capital, Inc. (Details) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 19, 2013 state	Dec. 31, 2012
Business Acquisition [Line Items]
Preliminary goodwill	$ 3,638,000
Contingent earn-out liabilities	3,791,000	3,791,000		2,095,000
Crossline Capital Inc
Business Acquisition [Line Items]
Number of states in which Crossline is licensed to originate mortgages			20
Preliminary goodwill			3,638,000
Identified intangible assets			2,204,000
Revenues of generated since acquisition date		612,000
Earnings (loss) generated since acquisition date		55,000
Crossline Capital Inc | Lake Forest, CA and Scottsdale, AZ
Business Acquisition [Line Items]
Number of national mortgage origination call centers Crossline operates			2
Crossline Capital Inc | Southern California
Business Acquisition [Line Items]
Number of retail mortgage origination branches Crossline operates			7
Trade name | Crossline Capital Inc
Business Acquisition [Line Items]
Identified intangible assets			1,720,000
Estimated life of acquired intangible assets (in years)			4 years
Non-compete agreement | Crossline Capital Inc
Business Acquisition [Line Items]
Identified intangible assets			380,000
Estimated life of acquired intangible assets (in years)			3 years
State licenses | Crossline Capital Inc
Business Acquisition [Line Items]
Identified intangible assets			104,000
Estimated life of acquired intangible assets (in years)			1 year
On-Boarding Payment | Crossline Capital Inc
Business Acquisition [Line Items]
On-boarding payment contingent condition			during the six month period following the acquisition, the seller must sign letters of intent with at least two mortgage loan origination businesses who employ at least five licensed mortgage loan originators and whose total mortgage loan origination volume during the prior twelve month period was at least $50,000 in aggregate unpaid principal balance.
Contingent consideration, undiscounted amount of future payments, high range			500,000
Contingent consideration, undiscounted amount of future payments, low range			0
Contingent earn-out liabilities			307,000
Discount rate used			6.50%
Earn-out liability | Crossline Capital Inc
Business Acquisition [Line Items]
Contingent earn-out liabilities	$ 1,399,000	$ 1,399,000
Discount rate used			6.50%
Volatility factor used (percent)			18.70%